Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Schedule of Intangible Assets

Changes in the carrying value of the Company’s identifiable intangible assets, consisting of patents, are summarized below.

	Cost	Accumulated amortization	Carrying value
	$		$
At January 1, 2023	33	(24)	9
Amortization	-	(2)	(2)
Impact of foreign exchange rate changes	1	(1)	-
At December 31, 2023	34	(27)	7
Acquisition of Aeterna (note 5)	3,352	-	3,352
Amortization	-	(162)	(162)
Impairment of intangible assets	(3,196)	-	(3,196)
Impact of foreign exchange rate changes	(1)	-	(1)
At December 31, 2024	189	(189)	-